Repurchase Agreements - Non Trading (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 7,982	£ 11,718
Agreements with banks
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	50	43
Agreements with banks | Increase (decrease) due to corrections of prior period errors
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading		(4,102)
Agreements with customers
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 7,932	11,675
Agreements with customers | Increase (decrease) due to corrections of prior period errors
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading		£ 4,102